INCOME TAXES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
SCHEDULE OF LOSS BEFORE INCOME TAX

For the years ended December 31, 2023 and 2022, the domestic and foreign components of loss before income taxes consist of the following (in thousands):

	2023	2022

Domestic	$(13,626)	$(23,945)
International	43	100
Loss before income taxes	$(13,583)	$(23,845)

SCHEDULE OF INCOME TAX EXPENSE (BENEFIT) DIFFERED FROM LOSS BEFORE INCOME TAXES

A reconciliation between the income tax benefit computed by applying the statutory U.S. federal income tax rate of 21% to the pre-tax loss, and the income tax benefit recognized in the consolidated financial statements is as follows for the years ended December 31, 2023 and 2022 (in thousands):

	2023	2022

Income tax (benefit) computed at federal statutory rate	$(2,852)	$(5,007)
PPP loan forgiveness	-	(270)
Other permanent differences	174	346
State tax expenses	(365)	(510)
Prior year adjustment to state net operating loss carryforward	(200)	(44)
Nontaxable gain on change in fair value of warrants, net of issuance costs	(793)	-
Non-qualified stock option cancellations	260	613
Other	86	-
Change in valuation allowance	3,690	4,872

Total income tax benefit	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

As of December 31, 2023 and 2022, the principal components of deferred tax assets and liabilities were as follows (in thousands):

	2023	2022
Deferred tax assets:
Net operating loss carryforwards	17,354	13,786
Stock based compensation	532	776
Lease liability	472	561
Property, equipment and intangibles	662	458
Other	649	452

Total deferred tax assets before valuation allowance	19,669	16,033
Valuation allowance	(19,329)	(15,639)
Total deferred income tax assets after valuation allowance	340	394
Deferred tax liabilities:
Goodwill	(12)	-
ROU asset	(328)	(394
Total deferred income tax liabilities	(340)	(394)

Net deferred tax assets and liabilities	$-	$-